Other disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Other Disclosures
Schedule maximum potential amount of future payments

Thousand of Reais	2025	2024
Maximum potential amount of future payments
Contingent liabilities
Guarantees and other sureties	55,292,666	60,657,334
Financial guarantees	21,812,379	33,246,872
Performance guarantees	3,145,657	1,903,656
Financial letters of credit	30,317,862	25,485,782
Other	16,768	21,024
Other contingent exposures	3,624,677	3,730,419
Documentary Credits	3,624,677	3,730,419
Total Contingent Liabilities	58,917,343	64,387,753

Commitments
Loan commitments drawable by third parties (1)	235,479,099	205,309,683
Total Commitments	235,479,099	205,309,683

Total	294,396,442	269,697,436
(1)	Includes approved and unutilized limits for overdrafts, credit cards, and other similar facilities.

Schedule of funds managed by Banco Santander not recognized on its balance sheet

Thousand of Reais	2025	2024
Funds under investment management (1)	-	134,133
Administered Funds	227,012,763	242,717,969
Total	227,012,763	242,852,102
(1)	In 2025, the management of the funds was transferred to Santander Brasil Gestão de Recursos Ltda.

Schedule of residual maturity

							2025
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	20,232,729	-	-	-	-	-	20,232,729
Debt instruments	997,982	27,898,675	63,721,953	64,924,884	46,781,813	75,283,554	279,608,861
Equity instruments	4,954,756	-	-	-	-	-	4,954,756
Loans and amounts due from credit institutions	375,187	26,274,530	7,004,532	2,182,758	110,916	-	35,947,923
Loans and advances to customer	103,367,757	130,196,993	119,102,830	113,987,986	41,465,669	56,427,321	564,548,556
Derivatives	-	47,239,976	4,662,446	6,628,902	-	7,276,374	65,807,698
Balances with the Brazilian Central Bank	90,684,085	84,421,117	6,644,050	-	-	-	181,749,252
Total	220,612,496	316,031,291	201,135,811	187,724,530	88,358,398	138,987,249	1,152,849,775

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	3,727,499	91,572,827	50,164,339	1,402,856	-	-	146,867,521
Customer deposits (1)	93,212,490	261,558,684	126,932,829	80,556,538	30,233,704	834,551	593,328,796
Marketable debt securities (1)	-	4,841,702	18,656,164	40,033,889	70,206,415	26,187,386	159,925,556
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	28,113,937	28,113,937
Other financial liabilities	3,310,946	4,638,196	192,372	59,158,320	91,622	22,546	67,414,002
Short positions	-	22,581,504	10,117,743	1,376,194	-	15,304,618	49,380,059
Derivatives	-	42,240,588	4,653,740	4,654,737	-	8,462,926	60,011,991
Total	100,250,935	427,433,501	210,717,187	187,182,534	100,531,741	78,925,964	1,105,041,862
Difference (assets less liabilities)	120,361,561	(111,402,210)	(9,581,376)	541,996	(12,173,343)	60,061,285	47,807,913

							2024
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	15,131,969	21,952,285	-	-	-	-	37,084,254
Debt instruments	110,385	28,818,116	43,426,801	80,644,990	56,763,284	74,409,608	284,173,184
Equity instruments	2,117,553	571,818	198,961	100,124	-	-	2,988,456
Loans and amounts due from credit institutions	41,763	6,746,688	4,400,946	12,206,990	6,157,811	623,429	30,177,627
Loans and advances to customer	38,842,391	149,527,493	112,549,440	147,550,348	68,790,302	48,829,940	566,089,914
Derivatives	22,753	17,117,638	588,359	18,411,051	1,701,330	2,365,168	40,206,299
Balances with the Brazilian Central Bank	167,800,211	-	-	-	-	-	167,800,211
Total	224,067,025	224,734,038	161,164,507	258,913,503	133,412,727	126,228,145	1,128,519,945

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	3,388,235	72,720,534	66,515,869	12,938,966	2,038,443	963,435	158,565,482
Customer deposits (1)	227,425,242	184,353,360	87,235,595	46,521,772	59,474,729	57,465	605,068,163
Marketable debt securities (1)	-	23,042,497	3,980,720	42,216,454	55,260,981	15,177,476	139,678,128
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	23,137,784	23,137,784
Other financial liabilities	1,121,506	20,529,202	7,482,333	37,652,435	12,377,824	13,879	79,177,179
Short positions	-	972,415	2,728,931	5,637,952	11,872,654	18,184,714	39,396,666
Derivatives	-	4,506,806	5,611,956	12,539,932	1,652,110	15,099,470	39,410,274
Total	231,934,983	306,124,814	173,555,404	157,507,511	142,676,741	72,634,223	1,084,433,676
Difference (assets less liabilities)	(7,867,958)	(81,390,776)	(12,390,897)	101,405,992	(9,264,014)	53,593,922	44,086,269

(1)	Includes liabilities that may be subject to early settlement, comprising: demand and time deposits, repurchase agreements with clients, Real Estate Credit Notes (LCI), and Agribusiness Credit Notes (LCA).

Schedule of main foreign currency balances

Equivalent Value in Thousand of Reais	2025		2024
	Assets	Liabilities	Assets	Liabilities

Cash	14,780,432	-	22,500,450	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	9,671,662	7,981,591	14,413,853	12,658,267
Financial assets/liabilities measured at amortized cost	93,642,915	157,559,409	105,973,276	174,910,624
Total	118,095,009	165,541,000	142,887,579	187,568,891

Schedule of future minimum payments of non-cancellable operating leases

	2025	2024
Up to 1 Year	366,739	469,244
Between 1 to 5 Years	912,695	1,004,390
More than 5 Years	63,578	139,324
Total	1,343,012	1,612,958